Off-Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.23	12.31.22
Agreed Credits	495,548,093	655,449,152
Documentary Export and Import Credits	36,839,836	24,649,846
Guarantees Granted	771,147,964	459,295,076
Liabilities for Foreign Trade Operations	36,920,307	20,987,017

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.23	12.31.22
For Agreed Credits	561,490	1,175,177
For Documentary Export and Import Credits	1,340,583	1,469,724
For Guarantees Granted	3,647,448	692,176

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.23	12.31.22
Other Preferred Guarantees Received	34,297,656	4,098,429
Other Guarantees Received	23,703,941	29,233,127

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.23	12.31.22
Values to be Debited	158,059,072	141,976,989
Values to be Credited	149,684,474	152,342,589
Values for Collection	1,057,210,325	1,453,135,898

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.23	12.31.22
Trust Funds	37,060,323	91,321,897
Securities Held in Escrow	34,652,716,019	20,428,870,452